Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount at
Bank loans	€ 4,323,792	€ 4,041,522
Other financial liabilities	929,635	1,001,387
Bonds and other marketable securities	4,682,319	4,691,659
Lease liabilities	1,111,328	1,016,944
Payable to suppliers	813,114	731,918
Other current liabilities	16,651	14,261
Financial derivatives	10,144	4,736
Total carrying amount	11,886,983	11,502,427
Contractual flows
Bank loans	5,329,182	5,193,051
Other financial liabilities	1,518,616	1,685,824
Bonds and other marketable securities	5,304,861	5,468,068
Lease liabilities	1,111,328	1,016,944
Payable to suppliers	813,114	731,918
Other current liabilities	16,651	14,262
Financial derivatives	10,144	4,736
Other commitments	378,920
Total contractual flows	14,482,817	14,114,803
6 months or less
Carrying amount at
Lease liabilities	53,828	51,088
Financial derivatives	10,133	733
Contractual flows
Bank loans	611,387	527,770
Other financial liabilities	181,800	169,278
Bonds and other marketable securities	187,543	190,453
Lease liabilities	53,828	51,088
Payable to suppliers	811,943	731,675
Other current liabilities	16,496	11,364
Financial derivatives	10,133	733
Other commitments	124,393
Total contractual flows	1,997,523	1,682,361
6 - 12 months
Carrying amount at
Lease liabilities	53,273	51,268
Contractual flows
Bank loans	327,923	148,914
Other financial liabilities	1,855	18,656
Bonds and other marketable securities	73,571	75,951
Lease liabilities	53,273	51,268
Payable to suppliers	1,171	243
Other current liabilities	155	2,898
Other commitments	124,392
Total contractual flows	582,341	297,930
1-2 years
Carrying amount at
Lease liabilities	82,564	57,695
Financial derivatives	11	12
Contractual flows
Bank loans	650,970	488,105
Other financial liabilities	116,398	124,822
Bonds and other marketable securities	1,978,190	147,903
Lease liabilities	82,564	57,695
Financial derivatives	11	12
Other commitments	73,853
Total contractual flows	2,901,986	818,537
2 - 5 years
Carrying amount at
Lease liabilities	293,159	218,384
Financial derivatives		3,991
Contractual flows
Bank loans	3,738,902	4,028,262
Other financial liabilities	455,467	441,933
Bonds and other marketable securities	3,065,557	5,053,761
Lease liabilities	293,159	218,384
Financial derivatives		3,991
Other commitments	56,282
Total contractual flows	7,609,367	9,746,331
More than 5 years
Carrying amount at
Lease liabilities	628,504	638,509
Contractual flows
Other financial liabilities	763,096	931,135
Lease liabilities	628,504	638,509
Total contractual flows	€ 1,391,600	€ 1,569,644